Other Long-term Liabilities - Summary of Other Long-term Liabilities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of other long-term liabilities [line items]
Beginning balance	$ 166,072
Increases	29,044
Used	(4,642)
Adjustment	(367)
Effect of movements in exchange rates	(416)
Unwinding of discount and changes in the discount rate	6,146
Ending balance	195,837
Current and non - current
Current	4,616
Non-current	191,221
Ending balance	195,837
Provision for litigations [member]
Disclosure of other long-term liabilities [line items]
Beginning balance	12,879
Increases	524
Used	(26)
Adjustment	0
Effect of movements in exchange rates	(416)
Unwinding of discount and changes in the discount rate	0
Ending balance	12,961
Current and non - current
Current	0
Non-current	12,961
Ending balance	12,961
Provision for return condition [member]
Disclosure of other long-term liabilities [line items]
Beginning balance	103,501
Increases	24,213
Used	0
Adjustment	0
Effect of movements in exchange rates	0
Unwinding of discount and changes in the discount rate	5,300
Ending balance	133,014
Current and non - current
Current	0
Non-current	133,014
Ending balance	133,014
Dismantling provision [member]
Disclosure of other long-term liabilities [line items]
Beginning balance	23,848
Increases	0
Used	0
Adjustment	(367)
Effect of movements in exchange rates	0
Unwinding of discount and changes in the discount rate	846
Ending balance	24,327
Current and non - current
Current	0
Non-current	24,327
Ending balance	24,327
Other long term liabilities [member]
Disclosure of other long-term liabilities [line items]
Beginning balance	25,844
Increases	4,307
Used	(4,616)
Adjustment	0
Effect of movements in exchange rates	0
Unwinding of discount and changes in the discount rate	0
Ending balance	25,535
Current and non - current
Current	4,616
Non-current	20,919
Ending balance	$ 25,535